Supplement dated March 17, 2023
to the Prospectus and Summary Prospectus(as previously supplemented or amended, as applicable) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Multi Strategy Alternatives Fund	10/1/2022
On March 10, 2023, the Board of Trustees of Columbia Multi Strategy Alternatives Fund (the Fund) approved a change to the Fund's principal investment strategies mainly to add a commodity futures long/short sleeve. As a result, effective on or about March 27, 2023 (the Effective Date), the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus. There are no changes to the Columbia Management Investment Advisers, LLC portfolio managers responsible for managing Fund assets; however, as applicable, certain portfolio managers' "Role(s) with Fund" are being updated to reflect the management of the new commodity futures long/short sleeve.
As of the Effective Date, the first four paragraphs under the caption "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus are hereby superseded and replaced with the following:
Under normal circumstances, the Fund employs alternative investment strategies that seek to identify and capitalize upon changes in macroeconomic fundamentals, market inefficiencies, market behavioral biases, market mis-pricings, risk premia, and other market factors or events within equity, fixed income, interest rate, commodity and currency markets around the world, including emerging markets. The Fund uses alternative investment strategies in seeking to achieve its investment objective of absolute (positive) returns over a complete market cycle, which, for stocks and bonds can be measured from market peak to peak or from market trough to trough.
Alternative investment and other strategies used within the Fund may include commodity, currency, global macroeconomic (global macro), global tactical asset allocation, and mortgage-related strategies, which may be pursued through investment in long/short securities positions, derivatives, and other instruments and assets.
The Fund pursues its investment objective by allocating its assets among different asset managers. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. Columbia Management is also responsible for the oversight of, including the monitoring of risk management parameters for, the Subadvisers. The Fund’s Subadvisers are AQR Capital Management, LLC (AQR) and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (including sleeves it manages, as well as those managed by the Subadvisers), and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
Columbia Management employs the following strategies in separate sleeves: Commodity Futures Long/Short (this strategy typically invests in derivatives, using long and short strategy exposures to commodity markets); G10 Currency (this strategy typically invests in short-term debt obligations and currency-linked derivatives); Global Tactical Asset Allocation (GTAA) (this strategy typically invests in stocks and bonds across traditional asset classes and markets through the use of derivatives such as futures and swaps); and Mortgage Opportunities (this strategy typically invests in mortgage- and other asset-backed securities); as well as a Liquidity Sleeve (this strategy typically invests in U.S. government securities, high-quality, short-term debt instruments, ETFs and futures). Each of AQR and PGIM Quantitative Solutions employs a global macro strategy in its respective sleeve (these strategies typically invest globally across a wide range of asset classes, including equities, fixed income, currencies and commodities, and may take both long and short positions in each of the asset classes or instruments, including derivative instruments).
The rest of the section remains the same.
As of the Effective Date, the first paragraph under the caption "Principal Risks" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
An investment in the Fund involves risks, including Alternative Strategies Investment Risk, Commodity-related Investment Risk, Derivatives Risk, Short Positions Risk, Mortgage- and Other Asset-Backed Securities Risk, Allocation Risk, Market Risk, and Multi-Adviser Risk, among others. Descriptions of these and other principal risks of investing in the Fund as well as those associated with the Fund’s investment in the Subsidiaries are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. (References in this section to “the Fund” also include the Subsidiaries,
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which share the same risks as the Fund.) The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
The rest of the section remains the same.
As of the Effective Date, the information on Marc Khalamayzer, Joshua Kutin, and Matthew Ferrelli in the Columbia Management Investment Advisers, LLC "Portfolio Management" table under the caption "Fund Management" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund or Sleeve Since
Marc Khalamayzer, CFA	Senior Portfolio Manager and Head of Liquid Alternatives	Co-Portfolio Manager, Fund Asset Allocation Team Member, and Commodity Futures Long/Short Sleeve and Liquidity Sleeve Manager	2015 (for all roles except Commodity Futures Long/Short Sleeve Manager, which is since March 2023)
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Co-Portfolio Manager, Fund Asset Allocation Team Member, and Liquidity Sleeve and GTAA Sleeve Manager	2015 (for all roles except GTAA Sleeve Manager, which is since 2019)
Matthew Ferrelli, CFA	Senior Portfolio Manager	Co-Portfolio Manager, Fund Asset Allocation Team Member, and Commodity Futures Long/Short Sleeve and Liquidity Sleeve Manager	2019 (for all roles except Commodity Futures Long/Short Sleeve Manager, which is since March 2023)
The rest of the section remains the same.
As of the Effective Date, the first six paragraphs, along with the information under the subsection titled "Columbia Management Alternative Beta Sleeve", under the caption "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus are hereby superseded and replaced with the following:
Under normal circumstances, the Fund employs alternative investment strategies that seek to identify and capitalize upon changes in macroeconomic fundamentals, market inefficiencies, market behavioral biases, market mis-pricings, risk premia, and other market factors or events within equity, fixed income, interest rate, commodity and currency markets around the world, including emerging markets. The Fund uses alternative investment strategies in seeking to achieve its investment objective of absolute (positive) returns over a complete market cycle, which, for stocks and bonds can be measured from market peak to peak or from market trough to trough.
Alternative investment and other strategies used within the Fund may include commodity, currency, global macroeconomic (global macro), global tactical asset allocation, and mortgage-related strategies, which may be pursued through investment in long/short securities positions, derivatives, and other instruments and assets.
The Fund pursues its investment objective by allocating its assets among different asset managers. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. Columbia Management is also responsible for the oversight of, including the monitoring of risk management parameters for, the Subadvisers. The Fund’s Subadvisers are AQR Capital Management, LLC (AQR) and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (including sleeves it manages, as well as those managed by the Subadvisers), and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
Columbia Management employs the following strategies in separate sleeves: Commodity Futures Long/Short (this strategy typically invests in derivatives, using long and short strategy exposures to commodity markets); G10 Currency (this strategy typically invests in short-term debt obligations and currency-linked derivatives); Global Tactical Asset Allocation (GTAA) (this strategy typically invests in stocks and bonds across traditional asset classes and markets through the use of derivatives such as futures and swaps); and Mortgage Opportunities (this strategy typically invests in mortgage- and other asset-backed securities); as well as a Liquidity Sleeve (this strategy typically invests in U.S. government securities, high-quality, short-term debt instruments, ETFs and futures). Each of AQR and PGIM Quantitative Solutions employs a global macro strategy in its respective sleeve (these strategies typically invest globally across a wide range of asset classes, including equities, fixed income, currencies and commodities, and may take both long and short positions in each of the asset classes or instruments, including derivative instruments). It is anticipated that the Columbia Management sleeves will comprise approximately 50% of the Fund's assets and the other 50% of the Fund's assets will be allocated to AQR and PGIM Quantitative Solutions, but Columbia Management may alter this allocation in its discretion without notice. Each of these sleeves is described in more detail below.

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Columbia Management Sleeves
The Columbia Management sleeves are the Commodity Futures Long/Short Sleeve, G10 Currency Sleeve, Global Tactical Asset Allocation (GTAA) Sleeve, Mortgage Opportunities Sleeve and the Liquidity Sleeve, each as described below. The Investment Manager identifies alternative strategies, asset classes and other strategies for investment of the Fund’s assets based on a number of qualitative and quantitative factors and methods, including an assessment of their expected relative return, risk, volatility, and correlation with the performance of other asset classes, strategies and major market indices. The Investment Manager also considers market, economic and other conditions, events or factors, and has the flexibility to adjust its sleeve investments, at any time, to position its portion of the portfolio for anticipated conditions, events or factors. The strategies that may be used by the Investment Manager within the Fund include, among others, long, short and other strategies intended to generate returns that are not dependent on overall market direction.
It is anticipated that typically the Commodity Futures Long/Short Sleeve will comprise from 0% to 10% of the Fund’s assets, each of the G10 Currency Sleeve and Global Tactical Asset Allocation (GTAA) Sleeve will comprise from 0% to 15% of the Fund’s assets, and the Mortgage Opportunities Sleeve will typically comprise between 25% and 50% of the Fund’s assets, but the Investment Manager may alter these ranges in its discretion without notice. In addition, a Liquidity Sleeve may be utilized to manage cash flows in and out of the Fund and to manage the Fund’s overall risk exposure; this sleeve has no set parameters but is anticipated to comprise a small amount of the Fund’s assets under normal circumstances.
Columbia Management Commodity Futures Long/Short Sleeve
This sleeve seeks positive absolute return through long and short exposures to commodity-related investments. This sleeve uses fundamental and quantitative signals, such as curve and carry, to determine long and short positions. The sleeve invests, directly or indirectly (through a Subsidiary, as defined below), in derivatives, particularly commodity-linked futures, which provide a return tied to a commodity-related index, a basket of commodities, or a single commodity. This strategy is designed to provide leveraged exposure to the investment return of assets that trade in the commodities markets without investing directly in physical commodities.
The rest of the section remains the same.
As of the Effective Date, the first paragraph under the caption "Principal Risks" in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
An investment in the Fund involves risks, including Alternative Strategies Investment Risk, Commodity-related Investment Risk, Derivatives Risk, Short Positions Risk, Mortgage- and Other Asset-Backed Securities Risk, Allocation Risk, Market Risk, and Multi-Adviser Risk, among others. Descriptions of these and other principal risks of investing in the Fund as well as those associated with the Fund’s investment in the Subsidiaries are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. (References in this section to “the Fund” also include the Subsidiaries, which share the same risks as the Fund.) The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
The rest of the section remains the same.
As of the Effective Date, the information on Marc Khalamayzer, Joshua Kutin, and Matthew Ferrelli in the Columbia Management Investment Advisers, LLC "Portfolio Management" table under the caption "Primary Service Provider Contracts - Portfolio Managers" in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund or Sleeve Since
Marc Khalamayzer, CFA	Senior Portfolio Manager and Head of Liquid Alternatives	Co-Portfolio Manager, Fund Asset Allocation Team Member, and Commodity Futures Long/Short Sleeve and Liquidity Sleeve Manager	2015 (for all roles except Commodity Futures Long/Short Sleeve Manager, which is since March 2023)
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Co-Portfolio Manager, Fund Asset Allocation Team Member, and Liquidity Sleeve and GTAA Sleeve Manager	2015 (for all roles except GTAA Sleeve Manager, which is since 2019)
Matthew Ferrelli, CFA	Senior Portfolio Manager	Co-Portfolio Manager, Fund Asset Allocation Team Member, and Commodity Futures Long/Short Sleeve and Liquidity Sleeve Manager	2019 (for all roles except Commodity Futures Long/Short Sleeve Manager, which is since March 2023)
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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